Crypto assets - Additional information about Dogecoins (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2025 item	Jul. 31, 2025	Jun. 30, 2026 USD ($) item
Quantity
Issuance of convertible debentures			40,543,745
Issuance of Class A Ordinary Shares	30,000,000		30,000,000
Ending balance			70,543,745
USDT
Issuance of convertible debentures			$ 10,000,000
Issuance of Class A Ordinary Shares			6,000,000
Change in fair value			(10,921,556)
Ending balance			$ 5,078,444
Number of units | item			40,543,745
Fair value of units			$ 2,918,744
Crypto Asset, Name [Extensible Enumeration]		btog:DogecoinMember	btog:DogecoinMember